Operating Context	12 Months Ended
Dec. 31, 2017
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Operating Context
1.	OPERATING CONTEXT

a)	The Company

Companhia Energética de Minas Gerais (‘Parent company’ or ‘Holding company’) is a listed corporation, registered in the Brazilian Registry of Corporate Taxpayers (CNPJ) under number 17.155.730/0001-64, with shares traded on the São Paulo Stock Exchange) (‘B3’) at Corporate Governance Level 1; through ADRs on the New York Stock Exchange (‘NYSE’); and on the stock exchange of Madrid (‘Latibex’). It is domiciled in Brazil, with head office at Avenida Barbacena 1200, Belo Horizonte, Minas Gerais. It operates exclusively as a holding company, with subsidiaries and investments in associates or jointly controlled entities (collectively refer to as “Cemig” or the “Company”), which are engaged in the construction and operation of infrastructure used in the generation, transformation, transmission, distribution and sale of electricity, and also activities in the various fields of energy sector, for the purpose of commercial operation.

As of December 31, 2017 Cemig’s current liabilities exceeded its current assets by R$ 126. As of December 31, 2017, indebtedness from loans, financings and debentures was R$14,398, which was comprised of R$2,371 of current debt and R$12,027 of non-current debt. The Company generated operating cash flows in the amounts of R$ 580, R$ 1,213, and R$3,008 in 2017, 2016 and 2015, respectively.

As part of the Company indebtness management, in 2017 the subsidiary Cemig GT, issued Eurobonds for an amount of US$ 1 billion which mature in 2024. In 2017, Cemig entered into negotiations with its main creditors aiming at a Bank Debt Refinancing, representing up to R$3.4 billion of debt, in order to refinance short and medium term indebtedness of CEMIG GT and CEMIG D and, then, to balance CEMIG’s short and medium term cash flows. The reprofiling involved the amortization schedules of existing debt maturities, ranging from 2017 through 2020, into facilities with a principal amortization grace period in 2018 and final maturities in 2022. These initiatives have balanced the Company’s cash flows, extended average debt maturities, and improved credit quality. The consolidated financial statements have been prepared on a going concern basis.

Cemig has equity interests in the following subsidiaries, jointly-controlled entities and affiliated company:

•	Cemig Geração e Transmissão S.A. (‘Cemig GT’) is the Parent Company’s wholly-owned subsidiary operating in generation and transmission. It shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 60 power plants, of which 56 are hydroelectric, 3 are wind power plants and one is a thermal plant, and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system. Cemig GT has interest in the following subsidiaries, jointly-controlled entities, and affiliated company:

Subsidiaries, jointly-controlled entities and affiliated company, of Cemig GT:

•	Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’) (Jointly controlled): Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant, located at Pocrane, in the State of Minas Gerais.

•	Baguari Energia S.A. (‘Baguari Energia’) (Jointly controlled): Construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49.00%, Neoenergia 51.00%), located on the Doce River in Governador Valadares, Minas Gerais State.

•	Central Eólica Praias de Parajuru S.A. (‘Parajuru’) (Jointly controlled): Production and sale of energy from a wind farm at Beberibe, in the State of Ceará, Northern Brazil.

•	Central Eólica Praias do Morgado S.A. (‘Praias do Morgado’) (Jointly controlled): Production and sale of energy from a wind farm at Acaraú in Ceará, Northern Brazil.

•	Central Eólica Volta do Rio S.A. (‘Volta do Rio’) (Jointly controlled): Production and sale of energy from a wind farm also at Acaraú, in the State of Ceará, Northern Brazil.

•	Hidroelétrica Pipoca S.A. (‘Pipoca’) (Jointly controlled): Independent production of electricity, through construction and commercial operation of the Pipoca Small Hydro Plant, on the Manhuaçu River, in the counties of Caratinga and Ipanema, in the State of Minas Gerais.

•	Madeira Energia S.A. (‘Madeira’) (Jointly controlled): Construction and commercial operation of the Santo Antônio hydroelectric plant, owned by its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira River, in the State of Rondônia.

•	Lightger S.A. (‘Lightger’) (Jointly controlled): Independent power production through building and commercial operation of the Paracambi Small Hydro Plant, on the Ribeirão das Lages River in the county of Paracambi, in the State of Rio de Janeiro.

•	Renova Energia S.A. (‘Renova’) (Jointly-controlled entity): Listed company operating in development, construction and operation of plants generating power from renewable sources – wind power, small hydro plants (SHPs), solar energy, trading of electricity, and related activities.

•	Retiro Baixo Energética S.A. (‘RBE’) (Jointly-controlled entity): RBE holds the concession to operate the Retiro Baixo hydroelectric plant, on the Paraopeba River, in the São Francisco river basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais State.

•	Aliança Norte Energia Participações S.A. (‘Aliança Norte’) (Jointly-controlled): This is a special-purpose company (SPC) created by Cemig GT (49.9% ownership) and Vale S.A. (50.1%), for acquisition of an interest of 9% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the State of Pará.

•	Amazônia Energia Participações S.A. (‘Amazônia’) (Jointly-controlled): This is a special-purpose company created by Cemig GT (74.50% ownership) and Light (25.50%), for acquisition of an interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the State of Pará.

•	Aliança Geração de Energia S.A. (‘Aliança’) (Jointly-controlled): Unlisted corporation created by Cemig GT and Vale S.A. to become a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. The two parties subscribed their shares in the company by transfer of their interests in the following generation assets: Porto Estrela, Igarapava, Funil, Capim Branco I and II, Aimorés and Candonga. With these assets the company has installed hydroelectric generation capacity in operation of 1,158 MW (physical offtake guarantee 652 MW average), and other generation projects. Vale and Cemig GT respectively hold 55% and 45% of the total capital.

•	Cemig Geração Três Marias S.A.: A corporation wholly owned by Cemig GT. Objects are production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW, and guaranteed offtake level of 239 MW average.

•	Cemig Geração Salto Grande S.A.: A corporation wholly owned by Cemig GT. Objects are production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW, and guaranteed offtake level of 75 MW average.

•	Cemig Geração Camargos S.A.: A corporation wholly owned by Cemig GT. Objects are production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW, and guaranteed offtake level of 21 MW average.

•	Cemig Geração Itutinga S.A.: A corporation wholly owned by Cemig GT. Objects are production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW, and guaranteed offtake level of 28 MW average.

•	Cemig Geração Leste S.A.: Corporation wholly owned by Cemig GT. Its objects are production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW; average offtake guarantee is 18.64 MW.

•	Cemig Geração Oeste S.A.: A corporation wholly owned by Cemig GT. Objects are production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW, and aggregate offtake guarantee of 11.21 MW average.

•	Cemig Geração Sul S.A.: Corporation wholly owned by Cemig GT. Its objects are production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW; average offtake guarantee is 27.42 MW.

•	Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’): The UHE Itaocara consortium is a jointly-controlled entity. The Itaocara Consortium, formed by Cemig GT and Itaocara Energia (of the Light group), is responsible for the construction of the Itaocara I Hydroelectric Plant.

Subsidiaries and jointly-controlled entities of Cemig GT at development stage:

•	Guanhães Energia S.A. (‘Guanhães Energia’) (Jointly controlled): Production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis – all in Minas Gerais. Start of commercial generation is scheduled for May 2018.

•	Cemig Baguari Energia S.A. (‘Cemig Baguari’) (Subsidiary): Production and sale of energy as an independent power producer in future projects.

•	Cemig Distribuição S.A. (‘Cemig D’ or ‘Cemig Distribution’) (Subsidiary): Wholly-owned subsidiary. Its shares are listed in Brazil but are not actively traded; distributes electricity through networks and distribution lines to practically the whole of the Brazilian State of Minas Gerais.

•	Transmissora Aliança de Energia Elétrica S.A. (‘Taesa’) (Jointly controlled): Construction, operation and maintenance of energy transmission facilities in 17 states of Brazil through direct and indirect equity interests in investees.

•	Light S.A. (‘Light’) (Jointly controlled): Holds direct or indirect interests in other companies and directly or indirectly operates electricity services, including generation, transmission, trading or distribution, and other related services.

•	Axxiom Soluções Tecnológicas S.A. (‘Axxiom’) (Jointly controlled): Unlisted company, providing technology and systems solutions for operational management of public service concession holders, including companies in electricity, gas, water, sewerage, and other utilities. Jointly owned by Light (51%) and Cemig (49%).

•	Amazônia Energia Participações S.A. (‘Amazônia Energia’) (Jointly controlled): Described in the list of equity interests of Cemig GT above.

•	Renova Energia S.A. (Jointly controlled): Described in the list of equity interests of Cemig GT above.

•	Sá Carvalho S.A. (Subsidiary): Production and sale of electricity, as a public electricity service concession holder, through the Sá Carvalho hydroelectric power plant.

•	Usina Térmica Ipatinga S.A. (‘Ipatinga’) (Subsidiary): Currently without operational activity.

•	Companhia de Gás de Minas Gerais (‘Gasmig’) (Subsidiary): Acquisition, transport and distribution of combustible gas or sub-products and derivatives, through a concession for distribution of gas in the State of Minas Gerais.

•	Cemig Telecomunicações S.A. (‘CemigTelecom’) – previously named Empresa de Infovias S.A.)(Subsidiary): Provision and commercial operation of a specialized telecommunications service through an integrated multi-service network comprising fiber and coaxial cables and electronic and associated equipment. CemigTelecom owns 19.6% of Ativas Data Center (‘Ativas’) (jointly-controlled entity), which operates primarily in supply of IT and communications infrastructure services, including physical hosting and related services for medium-sized and large corporations. As mentioned in Note 16, the merger of Cemig Telecom by the Company was concluded on March 31, 2018.

•	Efficientia S.A. (Subsidiary): Provides electricity efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance in energy supply facilities.

•	Horizontes Energia S.A. (‘Horizontes’) (Subsidiary): Production and sale of electricity, as an independent power producer, through the Machado Mineiro and Salto do Paraopeba hydroelectric power plants in the State of Minas Gerais, and the Salto do Voltão and Salto do Passo Velho hydro power plants in the State of Santa Catarina.

•	Cemig Comercializadora de Energia Incentivada S.A. (‘CCEI’ – previously named Central Termelétrica de Cogeração S.A.) (Subsidiary): Production and sale of energy as an independent power producer, in future projects.

•	Rosal Energia S.A. (‘Rosal’) (Subsidiary): Production and sale of electricity, as a public electricity service concession holder, through the Rosal hydroelectric power plant located on the border between the States of Rio de Janeiro and Espírito Santo.

•	Empresa de Serviços e Comercialização de Energia Elétrica S.A. (‘ESCE’) (Subsidiary): Production and sale of energy as an independent power producer, in future projects.

•	Cemig PCH S.A. (Subsidiary): Production and sale of energy as an independent power producer, through the Pai Joaquim hydroelectric power plant.

•	UTE Barreiro S.A. (Subsidiary): Production and sale of thermally generated electricity, as an independent producer, through construction and operation of the UTE Barreiro thermal generation plant, located on the premises of V&M do Brasil S.A., in the State of Minas Gerais.

•	Cemig Trading S.A. (Subsidiary): Sale and intermediation of business transactions related to energy.

•	Companhia de Transmissão Centroeste de Minas (Jointly controlled): Construction, operation and maintenance of the Furnas-Pimenta transmission line – part of the national grid.

•	Rio Minas Energia Participações – (‘RME’) (Jointly controlled): Non-operational holding company of which the primary activity is management of its direct holding in Light.

•	Luce Empreendimentos e Participações (‘LEPSA’) (Subsidiary): Non-operational holding company of which the primary activity is management of its direct holding in Light.

Where Cemig exercises joint control it does so through Shareholders’ agreements with the other shareholders of the investee.